Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues	$ 306,286	$ 296,701	$ 877,396	$ 845,248	$ 1,133,487	$ 1,092,291	$ 1,056,065
Operating expenses (income):
Direct advertising expenses (exclusive of depreciation and amortization)	103,845	103,200	312,339	305,809	409,052	398,467	397,725
General and administrative expenses (exclusive of depreciation and amortization)	52,153	51,866	157,275	151,505	202,437	199,136	186,733
Corporate expenses (exclusive of depreciation and amortization)	13,590	11,648	40,036	33,996	46,533	47,377	42,690
Depreciation and amortization	73,915	75,171	219,283	221,454	299,639	312,703	336,725
Gain on disposition of assets	(739)	(609)	(5,309)	(7,967)	(10,548)	(4,900)	(5,424)
Total Operating Expenses	242,764	241,276	723,624	704,797	947,113	952,783	958,449
Operating income	63,522	55,425	153,772	140,451	186,374	139,508	97,616
Other expense (income):
Loss (gain) on extinguishment of debt	1,984	451	31,956	451	677	17,398	(3,320)
Gain on disposition of investment							(1,445)
Interest income	(147)	(428)	(270)	(511)	(569)	(367)	(527)
Interest expense	38,534	42,530	117,081	129,457	171,093	186,048	197,047
Non-operating (Income) Expenses	40,371	42,553	148,767	129,397	171,201	203,079	191,755
Income (loss) before income tax expense	23,151	12,872	5,005	11,054	15,173	(63,571)	(94,139)
Income tax expense (benefit)	11,655	8,880	2,403	8,876	6,623	(23,469)	(36,101)
Net income (loss)	11,496	3,992	2,602	2,178	8,550	(40,102)	(58,038)
Preferred stock dividends	91	91	273	273	365	365	365
Net income (loss) applicable to common stock	11,405	3,901	2,329	1,905	8,185	(40,467)	(58,403)
Earnings (loss) per share:
Basic earnings (loss) per share	$ 0.12	$ 0.04	$ 0.02	$ 0.02	$ 0.09	$ (0.44)	$ (0.64)
Diluted earnings (loss) per share	$ 0.12	$ 0.04	$ 0.02	$ 0.02	$ 0.09	$ (0.44)	$ (0.64)
Cash dividends declared per share of common stock
Weighted average common shares outstanding	93,423,063	92,901,470	93,265,621	92,808,705	92,851,067	92,261,157	91,730,109
Incremental common shares from dilutive stock options	306,449	175,149	285,270	362,995	322,718
Weighted average common shares diluted	93,729,512	93,076,619	93,550,891	93,171,700	93,173,785	92,261,157	91,730,109
Statement of Comprehensive Income (Loss)
Net income (loss)	11,496	3,992	2,602	2,178	8,550	(40,102)	(58,038)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	1,152	(1,704)	1,048	(1,303)	(784)	862	2,500
Unrealized gain on hedging transactions							3,814
Comprehensive income (loss)	12,648	2,288	3,650	875	7,766	(39,240)	(51,724)
LAMAR MEDIA CORP
Net revenues	306,286	296,701	877,396	845,248	1,133,487	1,092,291	1,056,065
Operating expenses (income):
Direct advertising expenses (exclusive of depreciation and amortization)	103,845	103,200	312,339	305,809	409,052	398,467	397,725
General and administrative expenses (exclusive of depreciation and amortization)	52,153	51,866	157,275	151,505	202,437	199,136	186,733
Corporate expenses (exclusive of depreciation and amortization)	13,516	11,570	39,763	33,720	46,175	47,377	42,265
Depreciation and amortization	73,915	75,171	219,283	221,454	299,639	312,703	336,725
Gain on disposition of assets	(739)	(609)	(5,309)	(7,967)	(10,548)	(4,900)	(5,424)
Total Operating Expenses	242,690	241,198	723,351	704,521	946,755	952,783	958,024
Operating income	63,596	55,503	154,045	140,727	186,732	139,508	98,041
Other expense (income):
Loss (gain) on extinguishment of debt	1,984	451	31,956	451	677	17,402
Gain on disposition of investment							(1,445)
Interest income	(147)	(428)	(270)	(511)	(569)	(358)	(462)
Interest expense	38,534	42,530	117,081	129,457	171,093	185,875	191,917
Non-operating (Income) Expenses	40,371	42,553	148,767	129,397	171,201	202,919	190,010
Income (loss) before income tax expense	23,225	12,950	5,278	11,330	15,531	(63,411)	(91,969)
Income tax expense (benefit)	11,640	8,835	2,526	8,943	6,919	(23,213)	(36,146)
Net income (loss)	11,585	4,115	2,752	2,387	8,612	(40,198)	(55,823)
Statement of Comprehensive Income (Loss)
Net income (loss)	11,585	4,115	2,752	2,387	8,612	(40,198)	(55,823)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	1,152	(1,704)	1,048	(1,303)	(784)	862	2,500
Unrealized gain on hedging transactions							3,814
Comprehensive income (loss)	$ 12,737	$ 2,411	$ 3,800	$ 1,084	$ 7,828	$ (39,336)	$ (49,509)